PSF STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.2%
Common Stocks — 96.8%
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.*	12,800	$5,114,880
Boeing Co. (The)*	104,836	15,939,265
General Dynamics Corp.	44,860	13,556,692
General Electric Co.	194,255	36,632,608
Howmet Aerospace, Inc.	73,092	7,327,473
Huntington Ingalls Industries, Inc.	6,900	1,824,222
L3Harris Technologies, Inc.	34,180	8,130,397
Lockheed Martin Corp.	38,508	22,510,236
Northrop Grumman Corp.	25,066	13,236,603
RTX Corp.	238,348	28,878,244
Textron, Inc.(a)	33,550	2,971,859
TransDigm Group, Inc.	10,030	14,314,114
		170,436,593
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	21,000	2,317,770
Expeditors International of Washington, Inc.	25,500	3,350,700
FedEx Corp.	40,340	11,040,251
United Parcel Service, Inc. (Class B Stock)	131,000	17,860,540
		34,569,261
Automobile Components — 0.1%
Aptiv PLC*	47,600	3,427,676
BorgWarner, Inc.	41,100	1,491,519
		4,919,195
Automobiles — 1.6%
Ford Motor Co.	699,459	7,386,287
General Motors Co.	201,300	9,026,292
Tesla, Inc.*	497,150	130,069,355
		146,481,934
Banks — 3.0%
Bank of America Corp.	1,209,632	47,998,198
Citigroup, Inc.	341,822	21,398,057
Citizens Financial Group, Inc.	82,100	3,371,847
Fifth Third Bancorp	121,249	5,194,307
Huntington Bancshares, Inc.	258,275	3,796,643
JPMorgan Chase & Co.	509,795	107,495,374
KeyCorp	167,600	2,807,300
M&T Bank Corp.	29,861	5,318,841
PNC Financial Services Group, Inc. (The)	71,143	13,150,784
Regions Financial Corp.(a)	165,212	3,854,396
Truist Financial Corp.	240,626	10,291,574
U.S. Bancorp	279,581	12,785,239
Wells Fargo & Co.	609,876	34,451,895
		271,914,455
Beverages — 1.3%
Brown-Forman Corp. (Class B Stock)(a)	33,125	1,629,750
Coca-Cola Co. (The)	695,050	49,946,293
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Constellation Brands, Inc. (Class A Stock)	28,000	$7,215,320
Keurig Dr. Pepper, Inc.	187,400	7,023,752
Molson Coors Beverage Co. (Class B Stock)(a)	31,400	1,806,128
Monster Beverage Corp.*	126,290	6,588,549
PepsiCo, Inc.	247,944	42,162,877
		116,372,669
Biotechnology — 1.8%
AbbVie, Inc.	316,489	62,500,247
Amgen, Inc.	96,194	30,994,669
Biogen, Inc.*	26,255	5,089,269
Gilead Sciences, Inc.	223,000	18,696,320
Incyte Corp.*	28,570	1,888,477
Moderna, Inc.*	59,900	4,003,117
Regeneron Pharmaceuticals, Inc.*	19,070	20,047,147
Vertex Pharmaceuticals, Inc.*	46,160	21,468,093
		164,687,339
Broadline Retail — 3.5%
Amazon.com, Inc.*	1,673,800	311,879,154
eBay, Inc.	87,600	5,703,636
		317,582,790
Building Products — 0.6%
A.O. Smith Corp.	22,200	1,994,226
Allegion PLC	15,833	2,307,502
Builders FirstSource, Inc.*(a)	20,800	4,032,288
Carrier Global Corp.(a)	151,167	12,167,432
Johnson Controls International PLC	119,615	9,283,320
Masco Corp.(a)	39,630	3,326,542
Trane Technologies PLC	40,400	15,704,692
		48,816,002
Capital Markets — 2.9%
Ameriprise Financial, Inc.	17,550	8,245,165
Bank of New York Mellon Corp. (The)	132,149	9,496,227
BlackRock, Inc.	24,940	23,680,779
Blackstone, Inc.	128,900	19,738,457
Cboe Global Markets, Inc.	18,700	3,831,069
Charles Schwab Corp. (The)	267,600	17,343,156
CME Group, Inc.	64,460	14,223,099
FactSet Research Systems, Inc.	6,700	3,080,995
Franklin Resources, Inc.(a)	54,200	1,092,130
Goldman Sachs Group, Inc. (The)	56,570	28,008,373
Intercontinental Exchange, Inc.	102,990	16,544,314
Invesco Ltd.	82,700	1,452,212
KKR & Co., Inc.	120,800	15,774,064
MarketAxess Holdings, Inc.	6,500	1,665,300
Moody’s Corp.	27,970	13,274,282
Morgan Stanley	223,178	23,264,075
MSCI, Inc.	14,090	8,213,484
Nasdaq, Inc.	73,200	5,344,332
Northern Trust Corp.(a)	36,000	3,241,080
Raymond James Financial, Inc.	33,750	4,133,025
S&P Global, Inc.	57,746	29,832,739
A1

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
State Street Corp.	53,475	$4,730,933
T. Rowe Price Group, Inc.	40,300	4,389,879
		260,599,169
Chemicals — 1.4%
Air Products & Chemicals, Inc.	39,750	11,835,165
Albemarle Corp.(a)	21,100	1,998,381
Celanese Corp.(a)	19,500	2,651,220
CF Industries Holdings, Inc.	33,000	2,831,400
Corteva, Inc.	123,956	7,287,373
Dow, Inc.	126,522	6,911,897
DuPont de Nemours, Inc.	75,456	6,723,884
Eastman Chemical Co.	21,200	2,373,340
Ecolab, Inc.	45,300	11,566,449
FMC Corp.	22,650	1,493,541
International Flavors & Fragrances, Inc.	46,240	4,851,963
Linde PLC	86,100	41,057,646
LyondellBasell Industries NV (Class A Stock)	46,400	4,449,760
Mosaic Co. (The)	58,000	1,553,240
PPG Industries, Inc.	42,500	5,629,550
Sherwin-Williams Co. (The)	41,500	15,839,305
		129,054,114
Commercial Services & Supplies — 0.5%
Cintas Corp.	61,300	12,620,444
Copart, Inc.*	157,400	8,247,760
Republic Services, Inc.	36,435	7,317,605
Rollins, Inc.	50,125	2,535,323
Veralto Corp.	39,466	4,414,667
Waste Management, Inc.	65,430	13,583,268
		48,719,067
Communications Equipment — 0.8%
Arista Networks, Inc.*	46,100	17,694,102
Cisco Systems, Inc.	721,875	38,418,188
F5, Inc.*	10,350	2,279,070
Juniper Networks, Inc.	57,400	2,237,452
Motorola Solutions, Inc.	29,927	13,456,077
		74,084,889
Construction & Engineering — 0.1%
Quanta Services, Inc.	26,400	7,871,160
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,940	5,888,455
Vulcan Materials Co.	23,600	5,910,148
		11,798,603
Consumer Finance — 0.5%
American Express Co.	100,550	27,269,160
Capital One Financial Corp.	68,169	10,206,944
Discover Financial Services	44,905	6,299,723
Synchrony Financial	70,730	3,528,012
		47,303,839
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	79,432	70,418,057
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Dollar General Corp.	39,400	$3,332,058
Dollar Tree, Inc.*	36,147	2,541,857
Kroger Co. (The)	118,900	6,812,970
Sysco Corp.(a)	88,100	6,877,086
Target Corp.	82,868	12,915,806
Walgreens Boots Alliance, Inc.(a)	129,100	1,156,736
Walmart, Inc.	771,800	62,322,850
		166,377,420
Containers & Packaging — 0.2%
Amcor PLC(a)	260,300	2,949,199
Avery Dennison Corp.	14,600	3,223,096
Ball Corp.	54,300	3,687,513
International Paper Co.(a)	62,367	3,046,628
Packaging Corp. of America	15,800	3,403,320
Smurfit WestRock PLC(a)	88,361	4,366,801
		20,676,557
Distributors — 0.1%
Genuine Parts Co.(a)	25,125	3,509,460
LKQ Corp.	48,100	1,920,152
Pool Corp.(a)	6,620	2,494,416
		7,924,028
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,284,771	28,264,962
Verizon Communications, Inc.	754,288	33,875,074
		62,140,036
Electric Utilities — 1.6%
Alliant Energy Corp.(a)	45,900	2,785,671
American Electric Power Co., Inc.	94,640	9,710,064
Constellation Energy Corp.	56,024	14,567,361
Duke Energy Corp.	138,848	16,009,174
Edison International	69,100	6,017,919
Entergy Corp.	38,500	5,066,984
Evergy, Inc.	41,500	2,573,415
Eversource Energy	63,500	4,321,175
Exelon Corp.	180,373	7,314,125
FirstEnergy Corp.	92,780	4,114,793
NextEra Energy, Inc.	368,100	31,115,493
NRG Energy, Inc.	37,600	3,425,360
PG&E Corp.	384,300	7,597,611
Pinnacle West Capital Corp.(a)	20,200	1,789,518
PPL Corp.	132,800	4,393,024
Southern Co. (The)	195,900	17,666,262
Xcel Energy, Inc.	100,195	6,542,734
		145,010,683
Electrical Equipment — 0.7%
AMETEK, Inc.	41,200	7,074,452
Eaton Corp. PLC	71,311	23,635,318
Emerson Electric Co.(a)	103,000	11,265,110
GE Vernova, Inc.*	49,088	12,516,458
Generac Holdings, Inc.*	10,900	1,731,792
Hubbell, Inc.	9,600	4,112,160

A2

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Rockwell Automation, Inc.	20,320	$5,455,107
		65,790,397
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	215,500	14,041,980
CDW Corp.	23,900	5,408,570
Corning, Inc.	139,100	6,280,365
Jabil, Inc.	20,300	2,432,549
Keysight Technologies, Inc.*	31,500	5,006,295
TE Connectivity PLC (Ireland)	54,400	8,213,856
Teledyne Technologies, Inc.*	8,279	3,623,387
Trimble, Inc.*	44,700	2,775,423
Zebra Technologies Corp. (Class A Stock)*	9,180	3,399,538
		51,181,963
Energy Equipment & Services — 0.2%
Baker Hughes Co.	177,948	6,432,820
Halliburton Co.	158,000	4,589,900
Schlumberger NV	254,398	10,671,996
		21,694,716
Entertainment — 1.1%
Electronic Arts, Inc.	43,000	6,167,920
Live Nation Entertainment, Inc.*	28,000	3,065,720
Netflix, Inc.*	76,890	54,535,770
Take-Two Interactive Software, Inc.*	28,650	4,403,792
Walt Disney Co. (The)	324,922	31,254,247
Warner Bros Discovery, Inc.*	399,508	3,295,941
		102,723,390
Financial Services — 4.0%
Berkshire Hathaway, Inc. (Class B Stock)*	328,210	151,061,935
Corpay, Inc.*	12,400	3,878,224
Fidelity National Information Services, Inc.	100,300	8,400,125
Fiserv, Inc.*	106,000	19,042,900
Global Payments, Inc.	46,013	4,712,651
Jack Henry & Associates, Inc.(a)	13,250	2,339,155
Mastercard, Inc. (Class A Stock)	148,850	73,502,130
PayPal Holdings, Inc.*	183,100	14,287,293
Visa, Inc. (Class A Stock)	299,700	82,402,515
		359,626,928
Food Products — 0.7%
Archer-Daniels-Midland Co.	85,638	5,116,014
Bunge Global SA(a)	25,500	2,464,320
Campbell Soup Co.(a)	35,800	1,751,336
Conagra Brands, Inc.	86,000	2,796,720
General Mills, Inc.(a)	101,800	7,517,930
Hershey Co. (The)	26,600	5,101,348
Hormel Foods Corp.	52,000	1,648,400
J.M. Smucker Co. (The)(a)	19,000	2,300,900
Kellanova	47,550	3,837,761
Kraft Heinz Co. (The)	142,337	4,997,452
Lamb Weston Holdings, Inc.(a)	26,200	1,696,188
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
McCormick & Co., Inc.	45,300	$3,728,190
Mondelez International, Inc. (Class A Stock)	239,311	17,630,041
Tyson Foods, Inc. (Class A Stock)(a)	51,600	3,073,296
		63,659,896
Gas Utilities — 0.1%
Atmos Energy Corp.	26,900	3,731,299
Ground Transportation — 1.0%
CSX Corp.	347,316	11,992,821
J.B. Hunt Transport Services, Inc.	14,700	2,533,251
Norfolk Southern Corp.	40,700	10,113,950
Old Dominion Freight Line, Inc.(a)	33,700	6,694,168
Uber Technologies, Inc.*	376,900	28,327,804
Union Pacific Corp.	109,150	26,903,292
		86,565,286
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	311,725	35,539,767
Align Technology, Inc.*(a)	12,320	3,133,222
Baxter International, Inc.	91,700	3,481,849
Becton, Dickinson & Co.	51,699	12,464,629
Boston Scientific Corp.*	264,349	22,152,446
Cooper Cos., Inc. (The)*	35,920	3,963,413
Dexcom, Inc.*	71,720	4,808,109
Edwards Lifesciences Corp.*	108,750	7,176,412
GE HealthCare Technologies, Inc.	81,618	7,659,849
Hologic, Inc.*	42,350	3,449,831
IDEXX Laboratories, Inc.*	14,740	7,446,943
Insulet Corp.*	12,500	2,909,375
Intuitive Surgical, Inc.*	63,380	31,136,693
Medtronic PLC	229,828	20,691,415
ResMed, Inc.(a)	26,500	6,469,180
Solventum Corp.*(a)	24,897	1,735,819
STERIS PLC	17,500	4,244,450
Stryker Corp.	60,970	22,026,022
Teleflex, Inc.	8,550	2,114,586
Zimmer Biomet Holdings, Inc.	37,086	4,003,434
		206,607,444
Health Care Providers & Services — 2.4%
Cardinal Health, Inc.	43,875	4,849,065
Cencora, Inc.	31,200	7,022,496
Centene Corp.*	94,168	7,088,967
Cigna Group (The)	50,032	17,333,086
CVS Health Corp.	225,399	14,173,089
DaVita, Inc.*	8,200	1,344,226
Elevance Health, Inc.	41,540	21,600,800
HCA Healthcare, Inc.	33,200	13,493,476
Henry Schein, Inc.*	23,100	1,683,990
Humana, Inc.	21,430	6,787,738
Labcorp Holdings, Inc.	14,900	3,329,852
McKesson Corp.	23,227	11,483,894
Molina Healthcare, Inc.*	10,500	3,617,880
Quest Diagnostics, Inc.	20,300	3,151,575
UnitedHealth Group, Inc.	165,990	97,051,033

A3

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Universal Health Services, Inc. (Class B Stock)	10,600	$2,427,506
		216,438,673
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	28,280	3,358,250
Healthpeak Properties, Inc.	125,800	2,877,046
Ventas, Inc.	72,504	4,649,682
Welltower, Inc.(a)	99,800	12,777,394
		23,662,372
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.(a)	127,226	2,239,178
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. (Class A Stock)*	78,800	9,992,628
Booking Holdings, Inc.	6,000	25,272,720
Caesars Entertainment, Inc.*	38,400	1,602,816
Carnival Corp.*	180,700	3,339,336
Chipotle Mexican Grill, Inc.*	245,350	14,137,067
Darden Restaurants, Inc.	21,000	3,446,730
Domino’s Pizza, Inc.	6,100	2,623,854
Expedia Group, Inc.*	22,300	3,300,846
Hilton Worldwide Holdings, Inc.	44,100	10,165,050
Las Vegas Sands Corp.(a)	63,300	3,186,522
Marriott International, Inc. (Class A Stock)	41,773	10,384,768
McDonald’s Corp.	129,960	39,574,119
MGM Resorts International*(a)	41,300	1,614,417
Norwegian Cruise Line Holdings Ltd.*(a)	75,500	1,548,505
Royal Caribbean Cruises Ltd.	42,700	7,573,272
Starbucks Corp.(a)	203,000	19,790,470
Wynn Resorts Ltd.	17,400	1,668,312
Yum! Brands, Inc.	50,400	7,041,384
		166,262,816
Household Durables — 0.4%
D.R. Horton, Inc.	52,500	10,015,425
Garmin Ltd.(a)	27,600	4,858,428
Lennar Corp. (Class A Stock)	43,300	8,117,884
Mohawk Industries, Inc.*	9,500	1,526,460
NVR, Inc.*	550	5,396,490
PulteGroup, Inc.	37,185	5,337,163
		35,251,850
Household Products — 1.2%
Church & Dwight Co., Inc.(a)	44,100	4,618,152
Clorox Co. (The)	22,300	3,632,893
Colgate-Palmolive Co.	148,300	15,395,023
Kimberly-Clark Corp.	60,238	8,570,663
Procter & Gamble Co. (The)	421,776	73,051,603
		105,268,334
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	128,200	2,571,692
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Vistra Corp.	61,500	$7,290,210
		9,861,902
Industrial Conglomerates — 0.4%
3M Co.	98,390	13,449,913
Honeywell International, Inc.	116,650	24,112,721
		37,562,634
Industrial REITs — 0.2%
Prologis, Inc.	165,880	20,947,326
Insurance — 2.1%
Aflac, Inc.	90,300	10,095,540
Allstate Corp. (The)	47,228	8,956,790
American International Group, Inc.	115,329	8,445,543
Aon PLC (Class A Stock)	39,225	13,571,458
Arch Capital Group Ltd.*	67,500	7,551,900
Arthur J. Gallagher & Co.	39,150	11,015,636
Assurant, Inc.	9,200	1,829,512
Brown & Brown, Inc.	42,700	4,423,720
Chubb Ltd.	67,230	19,388,460
Cincinnati Financial Corp.	27,828	3,787,947
Erie Indemnity Co. (Class A Stock)(a)	4,460	2,407,597
Everest Group Ltd.	7,700	3,017,091
Globe Life, Inc.	15,475	1,638,957
Hartford Financial Services Group, Inc. (The)	52,500	6,174,525
Loews Corp.	32,926	2,602,800
Marsh & McLennan Cos., Inc.	88,800	19,810,392
MetLife, Inc.	105,380	8,691,742
Principal Financial Group, Inc.	38,000	3,264,200
Progressive Corp. (The)	104,900	26,619,424
Prudential Financial, Inc.(a)	63,900	7,738,290
Travelers Cos., Inc. (The)	40,748	9,539,922
W.R. Berkley Corp.	55,050	3,122,987
Willis Towers Watson PLC	18,100	5,330,993
		189,025,426
Interactive Media & Services — 6.0%
Alphabet, Inc. (Class A Stock)	1,049,780	174,106,013
Alphabet, Inc. (Class C Stock)	860,600	143,883,714
Match Group, Inc.*	46,200	1,748,208
Meta Platforms, Inc. (Class A Stock)	391,480	224,098,811
		543,836,746
IT Services — 1.1%
Accenture PLC (Ireland) (Class A Stock)	112,150	39,642,782
Akamai Technologies, Inc.*(a)	27,200	2,745,840
Cognizant Technology Solutions Corp. (Class A Stock)	89,700	6,923,046
EPAM Systems, Inc.*	10,340	2,057,970
Gartner, Inc.*	13,790	6,988,221
GoDaddy, Inc. (Class A Stock)*	25,200	3,950,856
International Business Machines Corp.	165,125	36,505,835
VeriSign, Inc.*	15,000	2,849,400
		101,663,950

A4

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Leisure Products — 0.0%
Hasbro, Inc.	23,550	$1,703,136
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	52,682	7,822,223
Bio-Techne Corp.	28,120	2,247,632
Charles River Laboratories International, Inc.*(a)	9,300	1,831,821
Danaher Corp.	115,100	32,000,102
IQVIA Holdings, Inc.*	31,000	7,346,070
Mettler-Toledo International, Inc.*	3,790	5,683,863
Revvity, Inc.(a)	22,600	2,887,150
Thermo Fisher Scientific, Inc.	68,980	42,668,959
Waters Corp.*(a)	10,450	3,760,850
West Pharmaceutical Services, Inc.	12,800	3,842,048
		110,090,718
Machinery — 1.6%
Caterpillar, Inc.	86,850	33,968,772
Cummins, Inc.	24,450	7,916,665
Deere & Co.	45,850	19,134,580
Dover Corp.	24,800	4,755,152
Fortive Corp.	63,500	5,012,055
IDEX Corp.	13,700	2,938,650
Illinois Tool Works, Inc.	48,375	12,677,636
Ingersoll Rand, Inc.	72,837	7,149,680
Nordson Corp.	9,500	2,494,985
Otis Worldwide Corp.	71,683	7,450,731
PACCAR, Inc.	93,792	9,255,395
Parker-Hannifin Corp.	23,027	14,548,919
Pentair PLC	29,607	2,895,269
Snap-on, Inc.(a)	9,250	2,679,818
Stanley Black & Decker, Inc.	27,535	3,032,430
Westinghouse Air Brake Technologies Corp.	31,312	5,691,582
Xylem, Inc.	43,700	5,900,811
		147,503,130
Media — 0.5%
Charter Communications, Inc. (Class A Stock)*(a)	17,350	5,622,788
Comcast Corp. (Class A Stock)	692,192	28,912,860
Fox Corp. (Class A Stock)(a)	41,666	1,763,722
Fox Corp. (Class B Stock)	23,666	918,241
Interpublic Group of Cos., Inc. (The)(a)	69,162	2,187,594
News Corp. (Class A Stock)	67,925	1,808,842
News Corp. (Class B Stock)(a)	21,400	598,130
Omnicom Group, Inc.(a)	35,300	3,649,667
Paramount Global (Class B Stock)(a)	106,566	1,131,731
		46,593,575
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	257,412	12,850,007
Newmont Corp.	205,603	10,989,480
Nucor Corp.	42,500	6,389,450
Steel Dynamics, Inc.	25,700	3,240,256
		33,469,193
	Shares	Value
Common Stocks (continued)
Multi-Utilities — 0.6%
Ameren Corp.	48,100	$4,206,826
CenterPoint Energy, Inc.	115,410	3,395,362
CMS Energy Corp.	53,900	3,806,957
Consolidated Edison, Inc.	62,300	6,487,299
Dominion Energy, Inc.	151,240	8,740,160
DTE Energy Co.	37,100	4,764,011
NiSource, Inc.	80,850	2,801,452
Public Service Enterprise Group, Inc.	90,000	8,028,900
Sempra	113,708	9,509,400
WEC Energy Group, Inc.(a)	56,676	5,451,098
		57,191,465
Office REITs — 0.0%
BXP, Inc.	25,700	2,067,822
Oil, Gas & Consumable Fuels — 3.0%
APA Corp.	65,550	1,603,353
Chevron Corp.	304,759	44,881,858
ConocoPhillips	208,061	21,904,662
Coterra Energy, Inc.	134,300	3,216,485
Devon Energy Corp.	114,000	4,459,680
Diamondback Energy, Inc.	33,700	5,809,880
EOG Resources, Inc.	101,800	12,514,274
EQT Corp.(a)	105,800	3,876,512
Exxon Mobil Corp.	796,019	93,309,347
Hess Corp.	49,275	6,691,545
Kinder Morgan, Inc.	348,743	7,703,733
Marathon Oil Corp.	101,794	2,710,775
Marathon Petroleum Corp.	59,887	9,756,191
Occidental Petroleum Corp.	120,728	6,222,321
ONEOK, Inc.	104,840	9,554,069
Phillips 66	74,964	9,854,018
Targa Resources Corp.	39,200	5,801,992
Valero Energy Corp.	57,400	7,750,722
Williams Cos., Inc. (The)	219,300	10,011,045
		267,632,462
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	116,000	5,891,640
Southwest Airlines Co.(a)	107,337	3,180,395
United Airlines Holdings, Inc.*	59,200	3,377,952
		12,449,987
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	42,100	4,196,949
Kenvue, Inc.	343,600	7,947,468
		12,144,417
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	363,290	18,796,625
Catalent, Inc.*	32,400	1,962,468
Eli Lilly & Co.	141,340	125,218,759
Johnson & Johnson	433,246	70,211,847
Merck & Co., Inc.	454,203	51,579,293
Pfizer, Inc.	1,015,323	29,383,448
Viatris, Inc.	217,794	2,528,588

A5

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.	81,100	$15,845,318
		315,526,346
Professional Services — 0.6%
Amentum Holdings, Inc.*	22,200	715,950
Automatic Data Processing, Inc.	73,010	20,204,057
Broadridge Financial Solutions, Inc.	21,300	4,580,139
Dayforce, Inc.*(a)	27,700	1,696,625
Equifax, Inc.	21,950	6,450,227
Jacobs Solutions, Inc.	22,200	2,905,980
Leidos Holdings, Inc.	24,050	3,920,150
Paychex, Inc.(a)	57,250	7,682,378
Paycom Software, Inc.(a)	8,800	1,465,816
Verisk Analytics, Inc.	25,800	6,913,368
		56,534,690
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*(a)	54,400	6,771,712
CoStar Group, Inc.*	73,500	5,544,840
		12,316,552
Residential REITs — 0.3%
AvalonBay Communities, Inc.	25,368	5,714,142
Camden Property Trust	19,200	2,371,776
Equity Residential	61,100	4,549,506
Essex Property Trust, Inc.	11,370	3,358,925
Invitation Homes, Inc.(a)	104,000	3,667,040
Mid-America Apartment Communities, Inc.	21,000	3,336,900
UDR, Inc.	54,600	2,475,564
		25,473,853
Retail REITs — 0.3%
Federal Realty Investment Trust	13,400	1,540,598
Kimco Realty Corp.	119,500	2,774,790
Realty Income Corp.	157,100	9,963,282
Regency Centers Corp.	29,800	2,152,454
Simon Property Group, Inc.	54,911	9,281,057
		25,712,181
Semiconductors & Semiconductor Equipment — 10.8%
Advanced Micro Devices, Inc.*	289,995	47,582,379
Analog Devices, Inc.	88,894	20,460,732
Applied Materials, Inc.	148,300	29,964,015
Broadcom, Inc.	834,100	143,882,250
Enphase Energy, Inc.*(a)	24,700	2,791,594
First Solar, Inc.*(a)	19,200	4,789,248
Intel Corp.	767,900	18,014,934
KLA Corp.	24,080	18,647,793
Lam Research Corp.	23,360	19,063,629
Microchip Technology, Inc.	96,100	7,715,869
Micron Technology, Inc.	198,600	20,596,806
Monolithic Power Systems, Inc.	8,780	8,117,110
NVIDIA Corp.	4,408,000	535,307,520
NXP Semiconductors NV (China)	45,600	10,944,456
ON Semiconductor Corp.*	77,100	5,598,231
Qorvo, Inc.*	17,486	1,806,304
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
QUALCOMM, Inc.	199,550	$33,933,477
Skyworks Solutions, Inc.	28,600	2,824,822
Teradyne, Inc.	29,200	3,910,756
Texas Instruments, Inc.	163,600	33,794,852
		969,746,777
Software — 10.0%
Adobe, Inc.*	79,435	41,129,854
ANSYS, Inc.*	15,500	4,938,765
Autodesk, Inc.*	38,470	10,597,715
Cadence Design Systems, Inc.*	48,800	13,226,264
Crowdstrike Holdings, Inc. (Class A Stock)*	41,300	11,583,411
Fair Isaac Corp.*(a)	4,390	8,532,053
Fortinet, Inc.*	113,700	8,817,435
Gen Digital, Inc.(a)	99,411	2,726,844
Intuit, Inc.	50,080	31,099,680
Microsoft Corp.	1,331,880	573,107,964
Oracle Corp.	286,395	48,801,708
Palantir Technologies, Inc. (Class A Stock)*	360,800	13,421,760
Palo Alto Networks, Inc.*	58,000	19,824,400
PTC, Inc.*(a)	21,600	3,902,256
Roper Technologies, Inc.	19,300	10,739,292
Salesforce, Inc.	173,600	47,516,056
ServiceNow, Inc.*	36,870	32,976,159
Synopsys, Inc.*	27,520	13,935,853
Tyler Technologies, Inc.*	7,580	4,424,598
		901,302,067
Specialized REITs — 1.0%
American Tower Corp.	83,600	19,442,016
Crown Castle, Inc.	78,250	9,282,798
Digital Realty Trust, Inc.	55,100	8,916,833
Equinix, Inc.	16,995	15,085,272
Extra Space Storage, Inc.	38,000	6,847,220
Iron Mountain, Inc.	52,930	6,289,672
Public Storage	28,150	10,242,940
SBA Communications Corp.	19,430	4,676,801
VICI Properties, Inc.(a)	188,200	6,268,942
Weyerhaeuser Co.	131,430	4,450,220
		91,502,714
Specialty Retail — 1.9%
AutoZone, Inc.*	3,090	9,733,624
Best Buy Co., Inc.(a)	35,025	3,618,082
CarMax, Inc.*	28,500	2,205,330
Home Depot, Inc. (The)	177,669	71,991,479
Lowe’s Cos., Inc.	102,075	27,647,014
O’Reilly Automotive, Inc.*	10,640	12,253,024
Ross Stores, Inc.	59,700	8,985,447
TJX Cos., Inc. (The)	202,500	23,801,850
Tractor Supply Co.	19,100	5,556,763
Ulta Beauty, Inc.*(a)	8,470	3,295,846
		169,088,459

A6

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	2,724,420	$634,789,860
Dell Technologies, Inc. (Class C Stock)	51,500	6,104,810
Hewlett Packard Enterprise Co.	232,966	4,766,484
HP, Inc.(a)	175,266	6,286,791
NetApp, Inc.	37,200	4,594,572
Seagate Technology Holdings PLC(a)	37,550	4,112,852
Super Micro Computer, Inc.*(a)	8,880	3,697,632
Western Digital Corp.*	58,368	3,985,951
		668,338,952
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.*	27,240	4,343,418
Lululemon Athletica, Inc.*	20,500	5,562,675
NIKE, Inc. (Class B Stock)	215,200	19,023,680
Ralph Lauren Corp.	7,200	1,395,864
Tapestry, Inc.(a)	41,700	1,959,066
		32,284,703
Tobacco — 0.6%
Altria Group, Inc.	305,700	15,602,928
Philip Morris International, Inc.	278,600	33,822,040
		49,424,968
Trading Companies & Distributors — 0.3%
Fastenal Co.	103,300	7,377,686
United Rentals, Inc.	11,920	9,651,981
W.W. Grainger, Inc.	7,960	8,268,928
		25,298,595
Water Utilities — 0.1%
American Water Works Co., Inc.	35,350	5,169,584
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	87,800	18,118,408

Total Common Stocks (cost $1,824,184,481)		8,727,627,083
Unaffiliated Exchange-Traded Fund — 1.4%
iShares Core S&P 500 ETF	209,500	120,843,790
(cost $84,413,162)

Total Long-Term Investments (cost $1,908,597,643)		8,848,470,873
Short-Term Investments — 4.3%
Affiliated Mutual Funds — 4.2%
PGIM Core Ultra Short Bond Fund(wb)	148,126,920	148,126,920
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $229,266,569; includes $228,392,038 of cash collateral for securities on loan)(b)(wb)	229,566,585	229,474,758

Total Affiliated Mutual Funds (cost $377,393,489)		377,601,678

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
4.799%	12/19/24	10,000	$9,901,175
(cost $9,895,983)

Total Short-Term Investments (cost $387,289,472)			387,502,853

TOTAL INVESTMENTS—102.5% (cost $2,295,887,115)			9,235,973,726

Liabilities in excess of other assets(z) — (2.5)%			(221,047,919)

Net Assets — 100.0%			$9,014,925,807

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $223,481,566; cash collateral of $228,392,038 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A7

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
545	S&P 500 E-Mini Index	Dec. 2024	$158,438,313	$3,372,051
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8